11. SHARE CAPITAL: Schedule of Stock Options Outstanding and Exercisable (Tables)	12 Months Ended
Dec. 31, 2025
Stock Options
Schedule of Stock Options Outstanding and Exercisable

A summary of the Company’s outstanding and exercisable stock options as at December 31, 2025 is as follows:

Expiry date	Number of options outstanding	Number of options exercisable	Weighted average exercise price	Weighted average remaining life
	#	#	$	Years
February 3, 2028	50,000	50,000	3.00	2.09
November 14, 2028	112,500	112,500	4.28	2.87
April 17, 2029	50,000	50,000	5.08	3.30
June 20, 2029	50,000	16,666	3.80	3.47
October 27, 2029	150,000	100,000	4.06	3.82
January 28, 2030	87,500	29,167	3.40	4.08
February 13, 2030	175,000	-	3.70	4.12
December 31, 2030	100,000	100,000	0.94	5.00
November 20, 2030	300,000	-	4.34	4.89
January 6, 2032	50,000	50,000	1.80	6.02
December 6, 2032	92,500	92,500	2.58	6.94
	1,217,500	600,833	3.58	4.38

Warrants
Schedule of Stock Options Outstanding and Exercisable

A summary of the Company’s outstanding warrants as at December 31, 2025, is as follows:

Date of expiry	Number of warrants	Weighted average exercise price	Weighted average remaining life
	#	$	Years
September 16, 2027	647,751	3.30	1.71
	647,751	3.30	1.71